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                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                             VLI Separate Account-6

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

VLX-0100AO-12/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide VLI Separate Account-6.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper,
                           ---------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-6. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1001 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                                        5

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                        NATIONWIDE VLI SEPARATE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:

   Investments at fair value:

      Gartmore GVIT Money Market Fund II - Class I (GVITMyMkt2)
         163,560 shares (cost $163,560) .............................   $163,560

      Rydex VT Electronics Fund (RydElect)
         210 shares (cost $3,455) ...................................      3,547

      Rydex VT Internet Fund (RydInternet)
         240 shares (cost $3,353) ...................................      3,516

      Rydex VT Technology Fund (RydTech)
         230 shares (cost $3,353) ...................................      3,427

      Rydex VT Titan 500 Fund (RydTit500)
         8 shares (cost $170) .......................................        170
                                                                        --------
            Total Investments .......................................    174,220

   Accounts Receivable ..............................................         --
                                                                        --------
            Total Assets ............................................    174,220

Accounts Payable ....................................................          5
                                                                        --------
Contract Owners Equity (note 7) .....................................   $174,215
                                                                        ========

See accompanying notes to financial statements.

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NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF OPERATIONS
For the Period November 30, 2003 (commencement of operations) through December 31, 2003

                                                      Total    GVITMyMkt2   RydElect   RydInternet   RydTech
                                                     -------   ----------   --------   -----------   -------
Investment activity:
   Reinvested dividends ..........................   $    12         12        --           --          --
   Mortality and expense risk charges ............        --         --        --           --          --
                                                     -------     ------       ---          ---         ---
      Net investment income (loss) ...............        12         12        --           --          --
                                                     -------     ------       ---          ---         ---
   Proceeds from mutual fund shares sold .........     7,928      7,928        --           --          --
   Cost of mutual fund shares sold ...............    (7,928)    (7,928)       --           --          --
                                                     -------     ------       ---          ---         ---
      Realized gain (loss) on investments ........        --         --        --           --          --
   Change in unrealized gain (loss)
      on investments .............................       329         --        92          163          74
                                                     -------     ------       ---          ---         ---
      Net gain (loss) on investments .............       329         --        92          163          74
                                                     -------     ------       ---          ---         ---
   Reinvested capital gains ......................        --         --        --           --          --
                                                     -------     ------       ---          ---         ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $   341         12        92          163          74
                                                     =======     ======       ===          ===         ===

See accompanying notes to financial statements.

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                                       7

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NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Period November 30, 2003 (commencement of operations) through December 31, 2003

                                                       Total    GVITMyMkt2   RydElect   RydInternet   RydTech   RydTit500
                                                     --------   ----------   --------   -----------   -------   ---------
Investment activity:
   Net investment income (loss) ..................   $     12          12         --          --          --        --
   Realized gain (loss) on investments ...........         --          --         --          --          --        --
   Change in unrealized gain (loss)
      on investments .............................        329          --         92         163          74        --
   Reinvested capital gains ......................         --          --         --          --          --        --
                                                     --------     -------      -----       -----       -----       ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................        341          12         92         163          74        --
                                                     --------     -------      -----       -----       -----       ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    177,058     177,058         --          --          --        --
   Transfers between funds .......................         --     (10,331)     3,455       3,353       3,353       170
   Surrenders (note 6) ...........................         --          --         --          --          --        --
   Death benefits (note 4) .......................         --          --         --          --          --        --
   Net policy repayments (loans) (note 5) ........         --          --         --          --          --        --
   Deductions for surrender charges
      (note 2d) ..................................         --          --         --          --          --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (3,081)     (3,072)        --          (1)         (4)       (4)
   Asset charges (note 3) ........................       (103)       (103)        --          --          --        --
                                                     --------     -------      -----       -----       -----       ---
         Net equity transactions .................    173,874     163,552      3,455       3,352       3,349       166
                                                     --------     -------      -----       -----       -----       ---

Net change in contract owners' equity ............    174,215     163,564      3,547       3,515       3,423       166
Contract owners' equity beginning
   of period .....................................         --          --         --          --          --        --
                                                     --------     -------      -----       -----       -----       ---
Contract owners' equity end of period ............   $174,215     163,564      3,547       3,515       3,423       166
                                                     ========     =======      =====       =====       =====       ===

CHANGES IN UNITS:
   Beginning units ...............................         --          --         --          --          --        --
                                                     --------     -------      -----       -----       -----       ---
   Units purchased ...............................     18,676      17,702        331         306         323        14
   Units redeemed ................................     (1,351)     (1,351)        --          --   -      --        --
                                                     --------     -------      -----       -----       -----       ---
   Ending units ..................................     17,325      16,351        331         306         323        14
                                                     ========     =======      =====       =====       =====       ===

See accompanying notes to financial statements.

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                                       8

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                        NATIONWIDE VLI SEPARATE ACCOUNT-6

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2003

(1) Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-6 (The Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001 and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only policies with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Policy owners may invest in the following:

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP Income & Growth Fund - Class II
                     (ACVPIncGr2)
                  American Century VP Ultra Fund - Class II (ACVPUltra2) American Century VP Value Fund - Class II (ACVPVal2)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Service Class 2
                     (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio: Service Class 2
                     (FidVIPGr2)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund Portfolio: Service Class 2
                     (FidVIPCon2)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                  Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITMCGr)
                 *Gartmore GVIT Money Market Fund II - Class I (GVITMyMkt2)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNW)
                  Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Funds of the Rydex Variable Trust (Rydex VT);
                  Rydex VT Arktos Fund (RydArk)
                  Rydex VT Biotechnology Fund (RydBio)
                  Rydex VT Banking Fund (RydBnk)
                  Rydex VT Basic Materials Fund (RydBasMat)
                  Rydex VT Consumer Products Fund (RydConsPrd)
                  *Rydex VT Electronics Fund (RydElect)
                  Rydex VT Energy Fund (RydEnergy)
                  Rydex VT Energy Services Fund (RydEnSrvcs)
                  Rydex VT Financial Services Fund (RydFin)
                  Rydex VT Health Care Fund (RydHlthCr)
                  *Rydex VT Internet Fund (RydInternet)
                  Rydex VT Juno Fund (RydJuno)
                  Rydex VT Large Cap Europe Fund (RydLrgCpEuro) Rydex VT Large Cap Japan Fund (RydLrgCpJpn)

                                                                     (Continued)

                                       9

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                       NATIONWIDE VLI SEPARATE ACCOUNT-6

                    NOTES TO FINANCIAL STATEMENTS, Continued

                  Rydex VT Leisure Fund (RydLeisure)
                  Rydex VT Medius Fund (RydMedius)
                  Rydex VT Mekros Fund (RydMekros)
                  Rydex VT Nova Fund (RydNova)
                  Rydex VT OTC Fund (RydOTC)
                  Rydex VT Precious Metals Fund (RydPrecMtls)
                  Rydex VT Real Estate Fund (RydRealEst)
                  Rydex VT Retailing Fund (RydRetail)
                  Rydex VT Sector Rotation Fund (RydSectRot)
                  *Rydex VT Technology Fund (RydTech)
                  Rydex VT Telecommunications Fund (RydTelec)
                  *Rydex VT Titan 500 Fund (RydTit500)
                  Rydex VT Transportation Fund (RydTrans)
                  Rydex VT Ursa Fund (RydUrsa)
                  Rydex VT U.S.Government Bond Fund (RydUSGvBd) Rydex VT Utilities Fund (RydUtl)
                  Rydex VT Velocity 100 Fund (RydVel100)

          At December 31, 2003, policy owners have invested in all of the above funds noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by policy owners and certain policy expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

                                       10

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(2)  Policy Charges

     (a)  Deductions from Premiums

          The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%).

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value). This charge is assessed monthly against each contract by liquidating units.

     (c)  Administrative Charges

          The company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. This charge reimburses the Company for the costs of maintaining the policy, including accounting and record keeping.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first year, declining to 30% in the ninth year and 0% in the tenth year.

          Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     The Company deducts a monthly asset fee from each contract. This charge is $0.60 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.30 per $1,000 of cash value thereafter. Otherwise, the charge is $0.20 per $1,000 of cash value thereafter. This charge is assessed monthly by liquidating units.

(4)  Death Benefits

     Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

     There are three options a contract owner may choose when determining the death benefit:

     1) The death benefit will be the greater of the specified amount or minimum required death benefit;

     2) The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the minimum required death benefit;

     3) The death benefit will be the specified amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death).

     For any death benefit option, the calculation of the minimum required death benefit is show on the Policy Data Page. Not all death benefit options are available in all states.

                                                                     (Continued)

                                       11

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                        NATIONWIDE VLI SEPARATE ACCOUNT-6

                    NOTES TO FINANCIAL STATEMENTS, Continued

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy's cash surrender value as of the beginning of the year from the policy date.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the period November 30, 2003 (commencement of operations) through December 31, 2003, there were no transfers between the Account and the fixed account of the Company.

                                       12

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(7)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the period November 30, 2003 (commencement of operations) through December 31, 2003.

                            Contract                                          Investment
                             Expense               Unit         Contract        Income       Total
                              Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                            --------   ------   ----------   --------------   ----------   ---------
     Gartmore GVIT Money Market Fund II - Class I
        2003 ............     0.00%    16,351   $10.003329      $163,564         0.06%      0.03% 8/29/03

     Rydex VT Electronics Fund
        2003 ............     0.00%       331    10.717460         3,547         0.00%      7.17% 9/2/03

     Rydex VT Internet Fund
        2003 ............     0.00%       306    11.486698         3,515         0.00%     14.87% 9/2/03

     Rydex VT Technology Fund
        2003 ............     0.00%       323    10.598204         3,423         0.00%      5.98% 9/2/03

     Rydex VT Titan 500 Fund
        2003 ............     0.00%        14    11.832066           166         0.00%     18.32% 9/2/03
                                                                --------
     Contract Owners' Equity Total By Year
        2003 ................................................   $174,215
                                                                ========

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

                                       13

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                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-6:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for the period November 30, 2003 (commencement of operations) through December 31, 2003.These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for the period November 30, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

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